Ordinary Shares - Additional Information (Detail) - $ / shares	Dec. 31, 2019	Aug. 22, 2019	Jul. 25, 2019	Dec. 31, 2018
Shares authorized	1,950,000,000
Ballman Inc [Member]
Number of shares issued			1,756,295
JM Elegance Holdings Limited [Member]
Number of shares issued			1,300,000
Richztx Limited [Member]
Number of shares issued			645,535
Bob Skyline Limited [Member]
Number of shares issued		125,000
Common Class A [Member]
Preferred shares, number of ordinary shares	37,682,167
Number of shares issued	64,034,573			12,745,071
Stock par value	$ 0.0001			$ 0.0001
Shares authorized	1,904,577,337			1,904,577,337
Preferred stock, shares outstanding	0
Ordinary shares, shares outstanding	64,034,573			12,745,071
Common Class B [Member]
Preferred shares, number of ordinary shares	1,375,934
Number of shares issued	45,422,663			44,046,729
Stock par value	$ 0.0001			$ 0.0001
Shares authorized	45,422,663			45,422,663
Preferred stock, shares outstanding	0
Ordinary shares, shares outstanding	45,422,663			44,046,729
Common Class B [Member] | Employee [Member]
Number of shares issued	3,380,505